UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.9%
Utilities - 76.5%
Electric Utilities - 31.9%
American Electric Power Co., Inc.	152,759	$5,409,196
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	86,200	2,444,276
CPFL Energia SA (ADR)	32,300	2,302,344
DPL, Inc.	100,146	2,535,696
EDP - Energias do Brasil SA	100,600	2,147,470
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares) - Class B	226,001	4,246,567
Entergy Corp.	64,064	5,050,806
Exelon Corp.	86,700	3,530,424
ITC Holdings Corp.	65,700	3,807,972
NextEra Energy, Inc.	118,778	6,381,942
Pinnacle West Capital Corp.	48,000	1,912,800
PPL Corp.	120,300	3,267,348
Progress Energy, Inc.	71,900	3,085,229
Southern Co.	95,300	3,496,557

		49,618,627

Gas Utilities - 9.6%
EQT Corp.	93,100	3,035,060
New Jersey Resources Corp.	79,425	2,955,404
Oneok, Inc.	71,000	3,046,610
Questar Corp.	167,200	2,722,016
Xinao Gas Holdings Ltd.	1,140,000	3,087,298

		14,846,388

Independent Power Producers & Energy Traders - 5.1%
AES Corp. (The) (a)	156,800	1,605,632
Calpine Corp. (a)	153,027	1,946,504
NRG Energy, Inc. (a)	69,700	1,416,304
Tractebel Energia SA	222,400	2,941,695

		7,910,135

Multi-Utilities - 29.9%
CenterPoint Energy, Inc.	267,400	3,954,846
CMS Energy Corp.	359,900	6,298,250
Consolidated Edison, Inc.	77,472	3,682,244
Dominion Resources, Inc.	62,300	2,663,948
DTE Energy Co.	27,600	1,293,060
NSTAR	120,740	4,591,742
PG&E Corp.	107,500	5,026,700
Public Service Enterprise Group, Inc.	136,800	4,372,128
Sempra Energy	131,167	6,679,024
Wisconsin Energy Corp.	68,100	3,795,894
Xcel Energy, Inc.	186,700	4,165,277

		46,523,113

		118,898,263

Telecommunication Services - 6.7%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	48,900	1,321,767
Qwest Communications International, Inc.	179,600	1,014,740
Windstream Corp.	272,106	3,138,743

		5,475,250

Wireless Telecommunication Services - 3.2%
America Movil SAB de CV Series L (ADR)	107,200	4,998,736

		10,473,986

Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Spectra Energy Corp.	71,800	1,460,412
Williams Cos., Inc. (The)	188,300	3,413,879

		4,874,291

Industrials - 1.7%
Electrical Equipment - 1.7%
Cooper Industries PLC	62,100	2,613,789

Consumer Discretionary - 0.9%
Media - 0.9%
Comcast Corp. - Class A	82,400	1,410,688

Total Common Stocks (cost $112,215,380)		138,271,017

INVESTMENT COMPANIES - 1.8%
Funds and Investment Trusts - 1.8%
Tortoise Energy Capital Corp. (cost $2,079,307)	113,326	2,811,618

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 0.9%
Utility - 0.9%
Electric - 0.9%
Nisource Finance Corp. 10.75%, 3/15/16 (cost $1,111,179)	$1,095	1,434,721

	Shares
SHORT-TERM INVESTMENTS - 5.8%
Investment Companies - 5.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.19% (b) (cost $8,966,296)	8,966,296	8,966,296

Total Investments - 97.4% (cost $124,372,162) (c)		151,483,652
Other assets less liabilities - 2.6%		3,992,095

Net Assets - 100.0%		$155,475,747

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,617,713 and gross unrealized depreciation of investments was $(506,223), resulting in net unrealized appreciation of $27,111,490.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Equity Income Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Utilities	$115,810,965	$3,087,298	$—	$118,898,263
Telecommunication Services	10,473,986	—	—	10,473,986
Energy	4,874,291	—	—	4,874,291
Industrials	2,613,789	—	—	2,613,789
Consumer Discretionary	1,410,688	—	—	1,410,688
Investment Companies	—	2,811,618	—	2,811,618
Corporates - Investment Grade	—	1,434,721	—	1,434,721
Short-Term Investments	8,966,296	—	—	8,966,296

Total Investments in Securities	144,150,015	7,333,637+	—	151,483,652
Other Financial Instruments*	—	—	—	—

Total	$144,150,015	$7,333,637	$—	$151,483,652

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2010